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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      July 8, 2011
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:    $274,379 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
06-31-2011


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    14,161    450,829   SH          Sole                  450,829
Abbott Laboratories             COM     002824100     6,843    130,040   SH          Sole                  130,040
Alcoa Inc                       COM     013817101     2,463    155,280   SH          Sole                  155,280
Allstate Corp.                  COM     020002101     7,940    260,075   SH          Sole                  260,075
AnnalyCapMgmtIncREIT            COM     035710409     7,498    415,630   SH          Sole                  415,630
Applied Materials               COM     038222105     4,059    312,005   SH          Sole                  312,005
ArcherDanielsMidland            COM     039483102     8,862    293,915   SH          Sole                  293,915
Avon Products, Inc.             COM     054303102     4,641    165,745   SH          Sole                  165,745
Bank of America Corp.           COM     060505104     3,277    298,963   SH          Sole                  298,963
Becton Dickinson & Co.          COM     075887109     4,115     47,755   SH          Sole                   47,755
Best Buy Company Inc            COM     086516101     5,074    161,540   SH          Sole                  161,540
Black Box Corporation           COM     091826107     5,378    171,986   SH          Sole                  171,986
Boeing Company                  COM     097023105    10,971    148,400   SH          Sole                  148,400
Carlisle Companies Inc          COM     142339100     1,055     21,425   SH          Sole                   21,425
Computer Sciences Corp          COM     205363104     2,971     78,260   SH          Sole                   78,260
ConocoPhillips                  COM     20825c104     2,091     27,805   SH          Sole                   27,805
Cullen Frost Bankers            COM     229899109     5,149     90,576   SH          Sole                   90,576
Cynosure, Inc Cl A              COM     232577205       181     15,000   SH          Sole                   15,000
Dover Corporation               COM     260003108     8,555    126,175   SH          Sole                  126,175
Dow Chemical Co                 COM     260543103     6,556    182,120   SH          Sole                  182,120
Emcore Corporation              COM     290846104       137     50,000   SH          Sole                   50,000
Ener Conv Devices Inc           COM     292659109       132    111,766   SH          Sole                  111,766
Enzo Biochem Inc.               COM     294100102       298     70,001   SH          Sole                   70,001
Exxon Mobil Corp.               COM     30231G102       222      2,725   SH          Sole                    2,725
Fidelity National Finl          COM     31620R105     7,864    499,601   SH          Sole                  499,601
Gannett Company Inc             COM     364730101     5,689    397,300   SH          Sole                  397,300
Genworth Financial Inc          COM     37247D106     1,079    104,940   SH          Sole                  104,940
H&R Block Inc                   COM     093671105     3,899    243,065   SH          Sole                  243,065
Hewlett-Packard Co              COM     428236103     9,660    265,395   SH          Sole                  265,395
Home Depot Inc                  COM     437076102     6,294    173,780   SH          Sole                  173,780
IBM Corporation                 COM     459200101    13,143    76,615    SH          Sole                   76,615
Johnson & Johnson               COM     478160104     3,418     51,380   SH          Sole                   51,380
Lincoln National Corp.          COM     534187109     1,601     56,179   SH          Sole                   56,179
Marsh & McLennan                COM     571748102    10,441    334,750   SH          Sole                  334,750
PPG Industries Inc              COM     693506107     3,957     43,580   SH          Sole                   43,580
Pulse Electronics Corp          COM     74586W106     3,174    718,195   SH          Sole                  718,195
Raytheon Company                COM     755111507     3,045     61,090   SH          Sole                   61,090
Southern Union Co               COM     844030106     7,190    179,080   SH          Sole                  179,080
Staples Inc                     COM     855030102     7,844    496,460   SH          Sole                  496,460
US Natural Gas Fd ETF           COM     912318110       826     75,000   SH          Sole                   75,000
Valero Energy Corp              COM     91913Y100     5,202    203,440   SH          Sole                  203,440
Verizon Comm. Inc.              COM     92343V104     3,337     89,645   SH          Sole                   89,645
Wal-Mart Stores Inc             COM     931142103     7,046    132,600   SH          Sole                  132,600
Western Union Co/The            COM     959802109     7,855    392,165   SH          Sole                  392,165
BP Plc ADS                      ADR     055622104     5,870    132,525   SH          Sole                  132,525
Barclays Plc ADR                ADR     06738E204     4,059    247,025   SH          Sole                  247,025
Ingersoll-Rand PLC              ADR     G47791101     3,247     71,515   SH          Sole                   71,515
Nippon Telgrph&Telphn           ADR     654624105    12,661    523,600   SH          Sole                  523,600
Novartis AG                     ADR     66987V109     4,412     72,200   SH          Sole                   72,200
RenaissanceRe HlgLtd            ADR     G7496G103     3,147     44,985   SH          Sole                   44,985
Teva Phrm Ind Ltd ADR           ADR     881624209     9,135    189,435   SH          Sole                  189,435
XL Group Ltd.                   ADR     G98290102     5,212    237,122   SH          Sole                  237,122
Alliance Wrldwd Priv Fd         MMF     01879X103       306     19,580   SH          Sole                   19,580
MrgnStnly AsiaPacific Fd        MMF     61744U106       630     37,000   SH          Sole                   37,000
MrgnStnly India Invstmnt Fd     MMRF    61745C105       406     18,500   SH          Sole                   18,500
Phoenix Group Hldgs (PHNX LN)   INTL    B45JKK9         104     10,615   SH          Sole                   10,615


REPORT SUMMARY     56       DATA RECORDS            274,379       1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc is:
Name: Frost Investment Advisors, LLC  No: 028-13146

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